Property and Equipment - Schedule of Property and Equipment (Detail) - Wilco Holdco Inc - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 306,107	$ 300,081	$ 280,942
Accumulated depreciation and amortization	(171,655)	(162,907)	(125,547)
Property and equipment, net	134,452	137,174	155,395
Equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	33,376	32,978	31,452
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	17,332	17,247	17,018
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	165,242	162,853	153,733
Automobiles
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	19	19	127
Computer equipment and software
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	79,003	77,390	68,804
Construction-in-progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 11,135	$ 9,594	$ 9,808